Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

4. Inventories

Inventories consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Finished Products	$8,128	$3,841
Raw Materials	18,587	16,505
Supplies and other	8,022	7,774

Total Inventories	$34,737	$28,120

4. Inventories

Inventories consist of the following (In thousands):

	December 31,
	2013	2012
Finished products	$3,841	$5,856
Work in process	—	12
Raw materials	16,505	15,762
Supplies and other	7,774	7,576

Total inventories	$28,120	$29,206